Debt and Restricted Cash	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
DEBT
Debt and Restricted Cash

Debt

Outstanding debt balances were as follows:

	June 30, 2016	December 31, 2015
Notes payable
Uncommitted lines of credit	$16.0	$19.2
Term loans	21.3	11.5
Other	1.7	1.3
	$39.0	$32.0
Long-term debt
Revolving credit facility	$310.0	$168.0
Term loans	1,591.5	218.5
2016 Senior Notes	400.0	—
2006 Senior Notes	—	225.0
Other	0.8	1.6
Long-term deferred financing fees	(28.3)	(6.9)
	$2,274.0	$606.2

As of June 30, 2016, the Company had various international short-term uncommitted lines of credit with borrowing limits of $113.5. The weighted-average interest rate on outstanding borrowings on the short-term uncommitted lines of credit as of June 30, 2016 and December 31, 2015 was 10.49 percent and 5.66 percent, respectively. The increase in the weighted-average interest rate is attributable to a change in mix of borrowings of foreign entities. Short-term uncommitted lines mature in less than one year. The amount available under the short-term uncommitted lines at June 30, 2016 was $97.5.

The cash flows related to debt borrowings and repayments were as follows:

	Six Months Ended
	June 30, 2016
	June 30, 2016	June 30, 2015
Revolving credit facility borrowings (repayments), net	$142.0	$(68.0)

Proceeds from Term Loan A Facility under the Credit Agreement	$—	$230.0
Proceeds from Term Loan B Facility ($1,000.0) under the Credit Agreement	990.0	—
Proceeds from Term Loan B Facility (€350.0) under the Credit Agreement	398.1	—
Proceeds from 2016 Senior Notes	393.0	—
International short-term uncommitted lines of credit borrowings	25.9	41.2
Other debt borrowings	$1,807.0	$271.2

Payments on 2006 Senior Notes	$(225.0)	$—
Payments on Term Loan A Facility under the Credit Agreement	(5.8)	—
International short-term uncommitted lines of credit and other repayments	(25.4)	(42.3)
Other debt repayments	$(256.2)	$(42.3)

The Company entered into a revolving and term loan credit agreement (the Credit Agreement), dated as of November 23, 2015, among the Company and certain of the Company's subsidiaries, as borrowers, JPMorgan Chase Bank, N.A., as Administrative Agent, and the lenders named therein. The Credit Agreement included, among other things, mechanics for the Company’s existing revolving and term loan A facilities to be refinanced under the Credit Agreement. On December 23, 2015, the Company entered into a Replacement Facilities Effective Date Amendment, which amended the Credit Agreement, among the Company, certain of the Company’s subsidiaries, the lenders identified therein and JPMorgan Chase Bank, N.A., as Administrative Agent, pursuant to which the Company refinanced its $520.0 revolving and $230.0 term loan A senior unsecured credit facilities (which have been terminated and repaid in full) with, respectively, a new unsecured revolving facility (the Revolving Facility) in an amount of up to $520.0 and a new (non-delayed draw) unsecured term loan A facility (the Term Loan A Facility) on substantially the same terms as the Delayed Draw Term Facility (as defined in the Credit Agreement) in the amount of up to $230.0. The Delayed Draw Term Facility of $250.0 may be drawn up to one year after the closing date of the Acquisition. The Revolving Facility and Term Loan A Facility are subject to the same maximum consolidated net leverage ratio and minimum consolidated interest coverage ratio as the Delayed Draw Term Facility. On December 23, 2020, the Term Loan A Facility will mature and the Revolving Facility will automatically terminate. The weighted-average interest rate on outstanding revolving credit facility borrowings as of June 30, 2016 and December 31, 2015 was 1.88 percent and 2.33 percent, respectively, which is variable based on the London Interbank Offered Rate (LIBOR). The amount available under the revolving credit facility as of June 30, 2016 was $210.0.

On April 19, 2016, the Company issued $400.0 aggregate principal amount of 8.50 percent senior notes due 2024 (the 2016 Senior Notes) in an offering exempt from the registration requirements of the Securities Act of 1933 in connection with the Acquisition. The 2016 Senior Notes are and will be guaranteed by certain of the Company’s existing and future domestic subsidiaries. If the Acquisition has not closed by November 21, 2016, the Company will be required to redeem the 2016 Senior Notes in whole at a redemption price equal to 100 percent of the aggregate principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.

Also in April 2016, allocation and pricing of the term loan B facility (the Term Loan B Facility) provided under the Credit Agreement (which the Term Loan B Facility is intended to provide part of the financing for the Acquisition) was completed. The Term Loan B Facility consists of a $1,000.0 U.S. dollar-denominated tranche that bears interest at LIBOR plus an applicable margin of 4.50 percent (or, at the Company’s option, prime plus an applicable margin of 3.50 percent), and a €350.0 euro-denominated tranche that will bear interest at the Euro Interbank Offered Rate (EURIBOR) plus an applicable margin of 4.25 percent. Each tranche was funded during the second quarter of 2016 at 99 percent of par.

The Company incurred $10.4 and $11.2 of fees in the three and six months ended June 30, 2016, respectively, related to the debt, which are amortized as a component of interest expense over the terms.

Below is a summary of financing and replacement facilities information, upon closing of the Acquisition and first compliance certificate:

Financing and Replacement Facilities	Interest Rate Index and Margin	Maturity/Termination Dates	Term (Years)
Credit Agreement facilities
Revolving Facility	LIBOR + 2.00%	December 2020	5
Term Loan A Facility	LIBOR + 2.00%	December 2020	5
Delayed Draw Term Loan A	LIBOR + 2.00%	December 2020	5
Term Loan B Facility ($1,000.0)	LIBOR(i) + 4.50%	November 2023	7.5
Term Loan B Facility (€350.0)	EURIBOR(ii) + 4.25%	November 2023	7.5
2016 Senior Notes	8.5%	April 2024	8

(i)	LIBOR with a floor of 0.75%.

(ii)	EURIBOR with a floor of 0.75%.

Following the close of the Acquisition, the debt facilities under the Credit Agreement will be secured by substantially all assets of the Company and its domestic subsidiaries that are borrowers or guarantors under the Credit Agreement, subject to certain exceptions and permitted liens.

In March 2006, the Company issued senior notes (2006 Senior Notes) in an aggregate principal amount of $300.0. The Company funded the repayment of $75.0 aggregate principal amount of the 2006 Senior Notes at maturity in March 2013 using borrowings under its revolving credit facility and the repayment of $175.0 aggregate principal amount of the Company's 2006 Senior Notes which matured in March 2016 through the use of proceeds from the divestiture of the Company's NA electronic security business. Prepayment of the remaining $50.0 aggregate principal amount of the 2006 Senior Notes were paid in full on May 2, 2016. The prepayment included a make-whole premium of $3.9, which was paid in addition to the principal and interest of the 2006 Senior Notes and is included in interest expense for the six months ended June 30, 2016.

The Company’s financing agreements contain various restrictive financial covenants, including net debt to capitalization, net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) and net interest coverage ratios. As of June 30, 2016, the Company was in compliance with the financial and other covenants in its debt agreements.

Restricted Cash

As of June 30, 2016, the Company had $1,823.0 in restricted cash to be used for the cash portion of the Acquisition, paying off existing debt and related interest, as well as any deal costs pursuant to the terms of the Credit Agreement. The carrying value of restricted cash approximates its fair value and is included in cash flows from investing and financing activities. Restricted cash in investing activities consists of the proceeds from the debt borrowings related to the Acquisition. Restricted cash in financing activities consists of the domestic net proceeds from the NA electronic security divestiture offset by the $175.0 and $50.0 payments of the 2006 Senior Notes during the first and second quarter of 2016, respectively. Restricted cash is expected to be fully utilized or unrestricted no later than the fourth quarter of 2016.